Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt [Abstract]
Schedule of Debt [Table Text Block]

As of June 30, 2012, the Company’s bank debt is as follows:

	Deutsche Bank Nederland	Credit Suisse	FBB	Total
December 31, 2011	$29,259	$36,450	$23,237	$88,946
Additions	-	-	-	-
Payments	-	-	-	-
June 30, 2012	$29,259	$36,450	$23,237	$88,946